Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Accrued payroll	212,677	285,329
Refund liability (a)	—	76,221
Payable for purchase of property and equipment	45,590	44,445
Rent payable	18,210	23,643
Payable for investments and acquisitions (b)	5,420	21,962
Amounts reimbursable to employees (c)	16,157	19,366
Refundable fees received from students (d)	11,541	15,783
VAT payable	12,125	13,321
Welfare payable	9,187	12,897
Accrued advertising fees	8,548	11,934
Refundable deposits (e)	7,290	11,074
Royalty fees payable (f)	4,410	7,724
Other taxes payable	2,945	2,715
Accrued professional service fees	1,134	1,943
Others (g)	18,303	28,164

Total	373,537	576,521

(a)	The refund liability is recognized for variable amount of the considerations received from clients and recorded as refund liability due to the adoption of ASC Topic 606.
(b)	The balance of payable for investments and acquisitions as of May 31, 2019 mainly includes the unpaid cash consideration for the acquisition of Suzhou Hongyi amounting to US$15,150.
(c)	Amounts reimbursable to employees include traveling and the related expenses.
(d)
Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.

(e)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(f)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(g)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.